UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue
Marina Del Rey, CA 90292
(Address of principal executive offices)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

With a copy to:
Mark Perlow
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

Registrant's telephone number, including area code: 800-683-8529

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Redwood Fund
Schedule of Investments
(Unaudited)
As of December 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 98.21%
Communication Services - 7.40%
*	Electronic Arts, Inc.	35,292	$3,794,243
*	Take-Two Interactive Software, Inc.	15,701	1,922,273
	The Walt Disney Co.	9,226	1,334,356
			7,050,872
Consumer Discretionary - 15.61%
	Aptiv PLC	33,953	3,224,516
	Best Buy Co., Inc.	27,850	2,445,230
*	LKQ Corp.	76,374	2,726,552
*	Mohawk Industries, Inc.	21,946	2,992,995
	OneSpaWorld Holdings Ltd.	206,651	3,480,003
			14,869,296
Financials - 23.31%
	Ameriprise Financial, Inc.	26,559	4,424,198
	Comerica, Inc.	53,769	3,857,926
	Marsh & McLennan Cos., Inc.	12,650	1,409,336
	Prudential Financial, Inc.	44,844	4,203,677
	US Bancorp	67,962	4,029,467
	Visa, Inc.	22,744	4,273,598
			22,198,202
Health Care - 15.05%
*	Bio-Rad Laboratories, Inc.	6,787	2,511,394
*	Elanco Animal Health, Inc.	133,993	3,946,094
*	Laboratory Corp of America Holdings	16,924	2,863,033
	UnitedHealth Group, Inc.	17,061	5,015,593
			14,336,114
Industrials - 10.25%
	AGCO Corp.	48,672	3,759,912
*	Lyft, Inc.	41,539	1,787,008
	Masco Corp.	40,545	1,945,755
*	Stericycle, Inc.	35,502	2,265,383
			9,758,058
Information Technology - 22.55%
*	Adobe, Inc.	10,378	3,422,768
	KLA Corp.	11,244	2,003,343
*	LiveRamp Holdings, Inc.	57,711	2,774,168
	NXP Semiconductors NV	14,693	1,869,831
*	ON Semiconductor Corp.	115,192	2,808,381
*	PTC, Inc.	25,505	1,910,069
*	salesforce.com, Inc.	8,256	1,342,756
*	Trimble, Inc.	34,415	1,434,761
*	Vmware, Inc.	12,570	1,908,000
	Western Digital Corp.	31,572	2,003,875
			21,477,952
Real Estate - 4.04%
	Simon Property Group, Inc.	25,824	3,846,743
			3,846,743

	Total Common Stocks (Cost $85,220,994)		93,537,237
			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 1.03%
§ Fidelity Investments Money Market Treasury
Portfolio - Institutional Class, 1.47%		984,184	$984,184

Total Short-Term Investment (Cost $984,184)			984,184

Total Value of Investments (Cost $86,205,178) (a) - 99.24%			$94,521,421

Other Assets Less Liabilities - 0.76%			718,093

Net Assets - 100%			$95,239,514

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company
NV - Netherlands security

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Communication Services	7.40%	$7,050,872
Consumer Discretionary	15.61%	14,869,296
Financials	23.31%	22,198,202
Health Care	15.05%	14,336,114
Industrials	10.25%	9,758,058
Information Technology	22.55%	21,477,952
Real Estate	4.04%	3,846,743
Short-Term Investment	1.03%	984,184
Other Assets Less Liabilities	0.76%	718,093
Total Net Assets	100.00%	$95,239,514

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$9,285,323
Aggregate gross unrealized depreciation			(969,080)

Net unrealized appreciation			$8,316,243

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments.)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$93,537,237	$93,537,237	$-	$-
Short-Term Investment	984,184	984,184	-	-
Total Assets	$94,521,421	$94,521,421	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASPIRATION FUNDS

By:	/s/ Andrei Cherny
Andrei Cherny President and Principal Executive Officer
Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ASPIRATION FUNDS

By:	/s/ Andrei Cherny
Andrei Cherny President and Principal Executive Officer
Date:	February 28, 2020

By:	/s/ Ashley H. Lanham
Ashley E. Harris Treasurer and Principal Financial Officer
Date:	February 28, 2020